Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001828723
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Altus Power, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2200 Atlantic Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	698-0090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	AMPS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.00
Trading Symbol	AMPS WS
Security Exchange Name	NYSE